DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock Liability (Details)	1 Months Ended
Jan. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Number of common stock exchanged underlying warrants | shares	2,300,000
Common stock exchanged | shares	850,000
Value of common stock to be issued in warrant exchange | $	$ 383,000
Accrued Liabilities Current
Significant Accounting Policies [Line Items]
Value of common stock to be issued in warrant exchange | $	$ 383,000